Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	$ 845,275	$ 987,012
Accrued payroll		266,453
Accounts payable and accrued liabilities	917,703	1,256,479
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued interest payable	72,428
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued interest payable		$ 3,014